UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          May 15, 2000
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   71
                                         ---------------------
Form 13F Information Table Value Total:   $ 342,135
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corporation                  COM          000361105     4526      271250       SH    Sole                271250
Airborne Freight Corporation     COM          009266107      698       29100       SH    Sole                 29100
Alpha Industries, Inc.           COM          020753109     7959       83775       SH    Sole                 83775
American Management Systems, I   COM          027352103    12329      281400       SH    Sole                281400
Anadarko Petroleum Corporation   COM          032511107      232        6000       SH    Sole                  6000
Anadigics, Inc                   COM          032515108     6554       99300       SH    Sole                 99300
Applebees International Inc.     COM          037899101     1687       60000       SH    Sole                 60000
Aspen Technology Inc.            COM          045327103     9084      225000       SH    Sole                225000
BankUnited Financial Corp. - C   COM          06652B103      665       95000       SH    Sole                 95000
Beasley Broadcast Group, Inc.    COM          074014101     3099      335000       SH    Sole                335000
Bergen Brunswig                  COM          083739102     1244      184300       SH    Sole                184300
Bindley Western Industries, In   COM          090324104     1548      114144       SH    Sole                114144
C&D Technologies, Inc.           COM          124661109     8579      145400       SH    Sole                145400
Checkpoint Systems, Inc.         COM          162825103      970      115800       SH    Sole                115800
Circle International Group, In   COM          172574105     6311      242750       SH    Sole                242750
Conexant Systems, Inc.           COM          207142100    16330      230000       SH    Sole                230000
Consolidated Stores Corporatio   COM          210149100     3276      288006       SH    Sole                288006
Cox Radio, Inc. - Class A        COM          224051102     2218       26400       SH    Sole                 26400
Datastream Systems, Inc.         COM          238124101     2108       72700       SH    Sole                 72700
Devon Energy Corporation         COM          25179M103     7184      147942       SH    Sole                147942
Downey Financial                 COM          281018105     2125      100000       SH    Sole                100000
DuPont Photomasks, Inc.          COM          26613X101    12039      207800       SH    Sole                207800
Duane Reade, Inc.                COM          263578106     6273      269800       SH    Sole                269800
El Paso Electric Company         COM          283677854     8381      807850       SH    Sole                807850
Emmis Communications Corp.       COM          291525103    16805      361400       SH    Sole                361400
FedEx Corp.                      COM          31428X106      291        7500       SH    Sole                  7500
First Essex Bancorp, Inc.        COM          320103104     6035      390950       SH    Sole                390950
Fritz Companies, Inc.            COM          358846103     1663      164200       SH    Sole                164200
Gaylord Entertainment Company    COM          367905106     2034       75000       SH    Sole                 75000
General Communications, Inc.     COM          369385109     3126      581500       SH    Sole                581500
Harbor Florida Bancshares        COM          411901101     1831      161000       SH    Sole                161000
Houghton Mifflin Company         COM          441560109     4244      100000       SH    Sole                100000
Houston Exploration Company      COM          442120101     2542      141200       SH    Sole                141200
IMS Health Incorporated          COM          449934108    11856      700000       SH    Sole                700000
ITT Educational Services, Inc.   COM          45068B109     4888      305500       SH    Sole                305500
Insight Communications Company   COM          45768V108     9934      481650       SH    Sole                481650
JLG Industries, Inc.             COM          462210101     1648      179400       SH    Sole                179400
JLK Direct Distribution-CL A     COM          46621C105     1405      154000       SH    Sole                154000
Lincare Holdings Inc.            COM          532791100      340       12000       SH    Sole                 12000
Mediaone Group Inc.              COM          58440J104      405        5000       SH    Sole                  5000
Outback Steakhouse, Inc.         COM          689899102     2244       70000       SH    Sole                 70000
Owens & Minor, Inc.              COM          690732102     2234      210250       SH    Sole                210250
PBOC Holdings, Inc.              COM          69316G108      922      102500       SH    Sole                102500
Parametric Technology Corp.      COM          699173100      316       15000       SH    Sole                 15000
People's Savings CT              COM          710198102     3092      147700       SH    Sole                147700
Pittston Brinks                  COM          725701106     3018      177507       SH    Sole                177507
Pogo Producing Co                COM          730448107     4113      144000       SH    Sole                144000
Policy Management Systems Corp   COM          731108106     8301      691750       SH    Sole                691750
Praxair, Inc.                    COM          74005P104      416       10000       SH    Sole                 10000
Project Software & Development   COM          74339P101     8452      149600       SH    Sole                149600
Quorum Health Group Inc.         COM          749084109     2878      286000       SH    Sole                286000
Rational Software Corp.          COM          75409P202     8415      110000       SH    Sole                110000
Reynolds & Reynolds, Inc.        COM          761695105     8613      319000       SH    Sole                319000
Rogers Corp.                     COM          775133101     3213       51200       SH    Sole                 51200
Ruby Tuesday, Inc.               COM          781182100     5360      306300       SH    Sole                306300
Saks Incorporated                COM          79377w108     5375      370700       SH    Sole                370700
Santa Fe Snyder Corp.            COM          80218K105     2973      312900       SH    Sole                312900
Seacoast Financial Services Co   COM          81170Q106     2364      239425       SH    Sole                239425
Sensormatic Elect.               COM          817265101     5425      241800       SH    Sole                241800
Shared Medical Systems Corp.     COM          819486101     6998      134900       SH    Sole                134900
Southwestern Energy Co.          COM          845467109       73       11000       SH    Sole                 11000
Staten Island Bancorp Inc.       COM          857550107     1370       80000       SH    Sole                 80000
Sterling Financial               COM          859319105     1120      112000       SH    Sole                112000
Strattec Securities Corp         COM          863111100      223        6500       SH    Sole                  6500
Synopsys, Inc.                   COM          871607107     9165      188000       SH    Sole                188000
Texas Instruments, Inc.          COM          882508104    17721      110756       SH    Sole                110756
Unigraphics Solutions, Inc.      COM          904928108    11515      389500       SH    Sole                389500
Universal Health Services, Inc   COM          913903100    13372      272900       SH    Sole                272900
Volt Information Sciences, Inc   COM          928703107     5452      151712       SH    Sole                151712
Whitehall Jewellers, Inc.        COM          965063100     1294       55050       SH    Sole                 55050
Xtra Corp.                       COM          984138107     1638       43100       SH    Sole                 43100
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